Computation of Basic Earnings per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Earning Per Share, Basic USD ($)	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2009 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Diluted USD ($)	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY	Dec. 31, 2009 Earning Per Share, Diluted CNY
Numerator:
Net income attributable to ordinary shareholders	$ 139,812,655	879,966,874	811,187,833	859,313,746	$ 139,812,655	879,966,874	811,187,833	859,313,746	$ 139,812,655	879,966,874	811,187,833	859,313,746
Denominator:
Number of shares outstanding, opening	228,019,412	228,019,412	226,819,007	227,018,426
Weighted average number of shares issued	4,104,619	4,104,619	489,847	726,931
Weighted average number of shares repurchased	(119,152)	(119,152)		(1,467,130)
Weighted average number of shares outstanding - basic	232,004,879	232,004,879	227,308,854	226,278,227
Dilutive effect of share options			6,619,546	7,682,329
Weighted average number of shares outstanding - diluted	232,004,879	232,004,879	233,928,400	233,960,556